INCOME TAXES - Deferred tax assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Federal net operating loss	$ 39,914,591	$ 35,958,687
Federal research and development tax credit carryforwards	15,868,907	11,484,209
State net operating losses and tax credit carryforwards	7,626,490	6,186,679
Capitalized research and development expenses	20,203,493	15,820,893
Stock-based compensation expense	3,710,609	3,186,702
Other	754,180	443,693
Total deferred tax assets	88,078,270	73,080,863
Deferred tax liabilities
Depreciable assets	(156,626)	(157,498)
Total deferred tax liabilities	(156,626)	(157,498)
Net deferred tax assets	87,921,644	72,923,365
Less- valuation allowance	$ (87,921,644)	$ (72,923,365)